Goodwill and Intangible Assets, Net (Details) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Long-term growth rate	1.00%
Minimum
Finite-Lived Intangible Assets [Line Items]
Goodwill, discount rate	13.00%	12.50%
Maximum
Finite-Lived Intangible Assets [Line Items]
Goodwill, discount rate	15.00%	14.00%
Trade name
Finite-Lived Intangible Assets [Line Items]
Percentage of fair value in excess of carrying amount	6.00%
Indefinite-lived intangible assets, fair value	$ 540